33. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value variations:
Gains (losses) recognized in profit or loss	R$ 89,045
Gains (losses) recognized in other comprehensive income (loss)	(71,066)	R$ (420,706)	R$ 67,913
Current liabilities	9,080	195,444
Noncurrent liabilities	11,270	214,218
Movement of other comprehensive income (loss)
Balances as of ending	165,436
Recognized in operating income	(1,748,265)	(1,061,089)	(1,050,461)
Aircraft Fuel - Operating Costs [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning	(363,268)	40,647
Fair value variations:
Gains (losses) recognized in profit or loss	(28,892)	(25,280)
Gains (losses) recognized as exchange variation
Gains (losses) recognized in other comprehensive income (loss)	299,910	(349,252)
Settlements payments (received) during the year	43,008	(29,383)
Derivative assets (liabilities) as of ending	(20,350)	(363,268)	40,647
Movement of other comprehensive income (loss)
Balances as of beginning	(378,702)	35,505
Fair value adjustments during the year	299,910	(275,583)
Adjustments of Hedge Accounting of Revenue
Time value of options		(73,669)
Net reversal to profit or loss	25,549	(64,955)
Balances as of ending	(53,243)	(378,702)	35,505
Effect on Profit or Loss	(25,549)
Interest Rate Risk Derivative Contracts [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning	(46,394)	(34,457)
Fair value variations:
Gains (losses) recognized in profit or loss		(4,488)
Gains (losses) recognized as exchange variation
Gains (losses) recognized in other comprehensive income (loss)	(205,383)	(37,719)
Settlements payments (received) during the year	251,777	30,270
Derivative assets (liabilities) as of ending		(46,394)	(34,457)
Movement of other comprehensive income (loss)
Balances as of beginning	(121,320)	(114,821)
Fair value adjustments during the year	(205,383)	(37,719)
Time value of options
Net reversal to profit or loss	15,339	31,220
Balances as of ending	(311,364)	(121,320)	(114,821)
Effect on Profit or Loss	(15,339)
Foreign Currency Risk Derivatives [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning
Fair value variations:
Gains (losses) recognized in profit or loss	1,207	9,272
Gains (losses) recognized as exchange variation
Gains (losses) recognized in other comprehensive income (loss)
Settlements payments (received) during the year	2,293	(9,272)
Derivative assets (liabilities) as of ending	3,500
Movement of other comprehensive income (loss)
Balances as of beginning
Fair value adjustments during the year
Adjustments of Hedge Accounting of Revenue
Net reversal to profit or loss
Balances as of ending
Effect on Profit or Loss	1,207
Derivative Losses Capped Call - Interest Expenses [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning
Fair value variations:
Gains (losses) recognized in profit or loss	(23,229)
Gains (losses) recognized as exchange variation	13,946
Gains (losses) recognized in other comprehensive income (loss)
Settlements payments (received) during the year	153,252
Derivative assets (liabilities) as of ending	143,969
Movement of other comprehensive income (loss)
Balances as of beginning
Fair value adjustments during the year
Adjustments of Hedge Accounting of Revenue
Net reversal to profit or loss
Balances as of ending
Effect on Profit or Loss	(9,282)
Exchangeable Senior Notes Derivatives [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning
Fair value variations:
Gains (losses) recognized in profit or loss	16,148
Gains (losses) recognized as exchange variation	(43,575)
Gains (losses) recognized in other comprehensive income (loss)
Settlements payments (received) during the year	(599,130)
Derivative assets (liabilities) as of ending	(626,557)
Movement of other comprehensive income (loss)
Balances as of beginning
Fair value adjustments during the year
Adjustments of Hedge Accounting of Revenue
Net reversal to profit or loss
Balances as of ending
Effect on Profit or Loss	(27,427)
Revenue Hedge Non-Derivative [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning
Fair value variations:
Gains (losses) recognized in profit or loss
Gains (losses) recognized as exchange variation
Gains (losses) recognized in other comprehensive income (loss)
Settlements payments (received) during the year
Derivative assets (liabilities) as of ending
Movement of other comprehensive income (loss)
Balances as of beginning
Fair value adjustments during the year
Adjustments of Hedge Accounting of Revenue	(188,267)
Net reversal to profit or loss	22,831
Balances as of ending	(165,436)
Effect on Profit or Loss	165,436
Total Derivative Financial Instruments [Member]
Movement of assets and liabilities
Derivative assets (liabilities) as of beginning	(409,662)	6,190
Fair value variations:
Gains (losses) recognized in profit or loss	(5,874)	(20,496)
Gains (losses) recognized as exchange variation	(29,629)
Gains (losses) recognized in other comprehensive income (loss)	94,527	(386,971)
Settlements payments (received) during the year	(148,800)	(8,385)
Derivative assets (liabilities) as of ending	(499,438)	(409,662)	6,190
Movement of other comprehensive income (loss)
Balances as of beginning	(500,022)	(79,316)
Fair value adjustments during the year	94,527	(313,302)
Adjustments of Hedge Accounting of Revenue	(188,267)
Time value of options		(73,669)
Net reversal to profit or loss	63,719	(33,735)
Balances as of ending	(530,043)	R$ (500,022)	R$ (79,316)
Effect on Profit or Loss	89,045
Net Revenue [Member]
Fair value variations:
Gains (losses) recognized in profit or loss	(18,806)
Lease - Interest Expenses [Member]
Fair value variations:
Gains (losses) recognized in profit or loss	(8,662)
Unrealized Loosses With Conversion Right - ESN - Interest Expenses [Member]
Fair value variations:
Gains (losses) recognized in profit or loss	16,148
Derivative Gains and Losses - Interest Expenses [Member]
Fair value variations:
Gains (losses) recognized in profit or loss	(300,414)
Foreign Exchange Rate Change, Net [Member]
Fair value variations:
Gains (losses) recognized in profit or loss	R$ 452,900